Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Strategic Advisers Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Municipal Bond Fund
Class Name	Strategic Advisers® Municipal Bond Fund
Trading Symbol	FSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Municipal Bond Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Municipal Bond Fund	$ 4	0.09%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%
Net Assets	$ 11,756,563,545
Holdings Count | shares	7,202
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$11,756,563,545
Number of Holdings	7,202
Portfolio Turnover	26%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Other 26.6 Transportation 18.6 General Obligations 15.4 Health Care 10.6 Special Tax 8.8 Others(Individually Less Than 5%) 20.0 100.0 AAA 3.2 AA 22.5 A 25.0 BBB 11.1 BB 1.7 B 0.4 CCC,CC,C 0.0 D 0.0 Not Rated 8.9 Equities 24.8 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 8.6 Illinois 7.3 California 6.5 Texas 4.4 New Jersey 3.6
Strategic Advisers Fidelity Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Class Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Trading Symbol	FGOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Emerging Markets Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Emerging Markets Fund	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 19,805,355,277
Holdings Count | shares	292
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$19,805,355,277
Number of Holdings	292
Portfolio Turnover	45%

Holdings [Text Block]	Common Stocks 51.3 International Equity Funds 41.7 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 7.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Emerging Markets Value Index Fund 21.8 Fidelity SAI Emerging Markets Index Fund 8.2 Fidelity SAI Emerging Markets Low Volatility Index Fund 6.0 Taiwan Semiconductor Manufacturing Co Ltd 5.8 Invesco Government & Agency Portfolio Institutional Class 5.1 Fidelity Advisor Emerging Markets Fund - Class Z 5.0 Tencent Holdings Ltd 3.3 Samsung Electronics Co Ltd 2.1 Meituan B Shares 1.3 HDFC Bank Ltd/Gandhinagar 1.1 59.7
Strategic Advisers Fidelity U.S. Total Stock Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Class Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Trading Symbol	FCTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® U.S. Total Stock Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® U.S. Total Stock Fund	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 144,977,571,981
Holdings Count | shares	1,842
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$144,977,571,981
Number of Holdings	1,842
Portfolio Turnover	32%

Holdings [Text Block]	Domestic Equity Funds 49.0 Common Stocks 48.7 Bonds 1.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI U.S. Quality Index Fund 10.3 Fidelity Growth Company Fund 10.1 Fidelity Magellan Fund 6.0 Fidelity SAI U.S. Low Volatility Index Fund 6.0 Fidelity Contrafund 4.0 Fidelity SAI U.S. Value Index Fund 2.8 Fidelity Extended Market Index Fund 2.6 Fidelity Blue Chip Growth Fund 2.3 Microsoft Corp 2.3 Fidelity SAI U.S. Large Cap Index Fund 2.0 48.4
Strategic Advisers Fidelity Core Income Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Core Income Fund
Class Name	Strategic Advisers® Fidelity® Core Income Fund
Trading Symbol	FIWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Core Income Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Core Income Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 70,773,653,731
Holdings Count | shares	6,208
Investment Company Portfolio Turnover	221.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$70,773,653,731
Number of Holdings	6,208
Portfolio Turnover	221%

Holdings [Text Block]	Fixed-Income Funds 47.1 U.S. Government Agency - Mortgage Securities 19.7 U.S. Treasury Obligations 14.3 Corporate Bonds 13.3 CMOs and Other Mortgage Related Securities 5.6 Asset-Backed Securities 4.0 Purchased Options 0.1 Preferred Securities 0.1 Foreign Government and Government Agency Obligations 0.1 Municipal Securities 0.0 Other Investments 0.0 Bank Loan Obligations 0.0 Common Stocks 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (4.3)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Total Bond Fund 23.3 US Treasury Notes 10.9 Fidelity SAI U.S. Treasury Bond Index Fund 8.7 Fannie Mae Mortgage pass-thru certificates 6.6 Ginnie Mae II Pool 5.7 Freddie Mac Gold Pool 4.2 Fidelity SAI Intermediate Treasury Bond Index Fund 3.9 Fidelity SAI Long-Term Treasury Bond Index Fund 3.6 US Treasury Bonds 3.4 Uniform Mortgage Backed Securities 2.4 72.7
Strategic Advisers U.S. Total Stock Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® U.S. Total Stock Fund
Class Name	Strategic Advisers® U.S. Total Stock Fund
Trading Symbol	FSAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® U.S. Total Stock Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® U.S. Total Stock Fund	$ 9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 79,464,747,781
Holdings Count | shares	2,416
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$79,464,747,781
Number of Holdings	2,416
Portfolio Turnover	64%

Holdings [Text Block]	Common Stocks 83.5 Domestic Equity Funds 14.9 Bonds 0.8 Purchased Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 4.9 Microsoft Corp 4.7 Fidelity Growth Company Fund 4.6 Apple Inc 4.4 Fidelity Extended Market Index Fund 4.1 Amazon.com Inc 3.1 Fidelity SAI U.S. Quality Index Fund 2.2 Meta Platforms Inc Class A 1.9 Alphabet Inc Class C 1.4 Fidelity SAI U.S. Low Volatility Index Fund 1.3 32.6
Strategic Advisers Tax-Sensitive Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Class Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Trading Symbol	FGNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Tax-Sensitive Short Duration Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Tax-Sensitive Short Duration Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 3,610,660,619
Holdings Count | shares	1,410
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$3,610,660,619
Number of Holdings	1,410
Portfolio Turnover	75%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 17.9 Other 14.5 Health Care 10.1 Transportation 9.2 Housing 6.4 Synthetics 6.0 Electric Utilities 5.7 Others(Individually Less Than 5%) 30.2 100.0 AAA 11.4 AA 22.3 A 28.8 BBB 9.0 BB 0.2 Not Rated 7.7 Equities 10.7 Short-Term Investments and Net Other Assets (Liabilities) 9.9 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 11.2 Illinois 7.4 New York 4.2 Georgia 4.2 Florida 3.3
Strategic Advisers Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Short Duration Fund
Class Name	Strategic Advisers® Short Duration Fund
Trading Symbol	FAUDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Short Duration Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Short Duration Fund	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 4,409,384,045
Holdings Count | shares	1,218
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$4,409,384,045
Number of Holdings	1,218
Portfolio Turnover	67%

Holdings [Text Block]	Fixed-Income Funds 55.6 Corporate Bonds 18.5 U.S. Treasury Obligations 11.2 Asset-Backed Securities 8.6 CMOs and Other Mortgage Related Securities 2.5 U.S. Government Agency - Mortgage Securities 1.0 Other Investments 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) PIMCO Short-Term Fund Institutional Class 11.6 JPMorgan Ultra-Short Income ETF 10.6 Baird Ultra Short Bond Fund Institutional Class 8.8 US Treasury Notes 7.8 T. Rowe Price Ultra Short-Term Bond Fund 7.4 Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR 5.6 Baird Short-Term Bond Fund Institutional Class 3.8 US Treasury Bill 3.4 iShares Ultra Short-Term Bond Active ETF 3.3 iShares 1-3 Year Treasury Bond ETF 2.6 64.9
Strategic Advisers Alternatives Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Alternatives Fund
Class Name	Strategic Advisers® Alternatives Fund
Trading Symbol	FSLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Alternatives Fund for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Alternatives Fund	$ 7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 2,238,501,299
Holdings Count | shares	1,196
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
KEY FACTS
Fund Size	$2,238,501,299
Number of Holdings	1,196
Portfolio Turnover	89%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 60.0 Swaps 58.5 Forward Foreign Currency Contracts 26.7 Alternative Funds 31.1 Fixed-Income Funds 4.0 Corporate Bonds 0.5 Asset-Backed Securities 0.3 U.S. Treasury Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 Foreign Government and Government Agency Obligations 0.0 U.S. Government Agency - Mortgage Securities 0.0 Purchased Options 0.0 Futures Contracts 24.4 Swaps 23.7 Forward Foreign Currency Contracts 10.9 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's Total Exposure)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity SAI Convertible Arbitrage Fund 14.4 BlackRock Systematic Multi-Strategy Fund Investor A Shares 10.4 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 9.8 BlackRock Global Equity Market Neutral Fund A Shares 8.2 Absolute Convertible Arbitrage Fund Investor Shares 7.2 Stone Ridge Diversified Alternatives Fund Class I 7.0 First Trust Merger Arbitrage Fund Class I 6.6 The Merger Fund Class A 6.2 Federated Hermes MDT Market Neutral Fund A Shares 6.2 State Street Institutional U.S. Government Money Market Fund Premier Class 5.4 81.4